Employee benefits (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefits
Schedule of employee related benefits

		Current liabilities		Non-current liabilities
December 31,	Notes	2025	2024	2025	2024
Payroll, related charges and other remunerations	32(a)	1,014	934	–	–
Charges related to share-based payments	32(b)	51	16	–	–
Employee post retirement obligation	32(c)	68	62	1,214	1,118
		1,133	1,012	1,214	1,118

Schedule of fair value of the matching program

	2025 Program	2024 Program	2023 Program
Granted shares	2,453,783	2,244,659	1,330,503
Share price	10.13	12.02	15.94

Schedule of assumptions used for the monte carlo simulations

	2025 Program	2024 Program	2023 Program
Granted shares	1,973,979	1,873,175	1,177,755
Date shares were granted	May 6, 2025	April 29, 2024	January 2, 2023
Share price	9.31	12.49	16.60
Expected volatility	33.82%	35.60%	48.33%
Expected term (in years)	3	3	3
Expected shareholder return indicator	87.67%	66.95%	72.42%
Expected performance factor	111.14%	112.13%	83.21%

Schedule of present value obligation

Benefit obligation as of December 31, 2023	6,785
Service costs	38
Past service costs	(1)
Interest costs	391
Benefits paid	(612)
Effect of changes in the actuarial assumptions	(306)
Administrative cost and taxes	5
Translation adjustment	(1,031)
Benefit obligation as of December 31, 2024	5,269
Service costs	36
Interest costs	442
Benefits paid	(614)
Effect of changes in the actuarial assumptions	35
Administrative cost and taxes	8
Translation adjustment	462
Benefit obligation as of December 31, 2025	5,638

Schedule of evolution of assets fair value

Fair value of plan assets as of December 31, 2023	6,472
Interest income	387
Employer contributions	95
Benefits paid	(612)
Return on plan assets (excluding interest income)	(225)
Translation adjustment	(1,058)
Fair value of plan assets as of December 31, 2024	5,059
Interest income	460
Employer contributions	79
Benefits paid	(614)
Return on plan assets (excluding interest income)	(4)
Translation adjustment	491
Fair value of plan assets as of December 31, 2025	5,471

Schedule of reconciliation of assets and liabilities recognized in the statement of financial position

December 31,	2025	2024
Movements of assets ceiling
Balance at beginning of the year	860	1,071
Interest income	107	69
Changes on asset ceiling	(64)	(76)
Translation adjustment	94	(204)
Balance at end of the year	997	860

Amount recognized in the statement of financial position
Present value of actuarial liabilities	(5,638)	(5,269)
Fair value of assets	5,471	5,059
Effect of the asset ceiling	(997)	(860)
Liabilities, net	(1,164)	(1,070)

Current assets	30	–
Non-current assets	88	110
Assets	118	110
Current liabilities	(68)	(62)
Non-current liabilities	(1,214)	(1,118)
Liabilities	(1,282)	(1,180)

Schedule of costs recognized in the income statement

Year ended December 31,	2025	2024	2023
Service cost	36	38	39
Interest expense	442	391	493
Interest income	(460)	(387)	(514)
Interest expense on effect of (asset ceiling) / onerous liability	107	69	104
Others	–	5	11
Total of cost, net	125	116	133

Schedule of costs recognized in the statement of comprehensive income

Year ended December 31,	2025	2024	2023
Balance at beginning of the year	(30)	(200)	(107)
Effect of changes actuarial assumptions	(35)	306	(642)
Return on plan assets (excluding interest income)	(4)	(225)	330
Change of asset ceiling	64	76	220
Others	(5)	(7)	(12)
	20	150	(104)
Deferred income tax	(2)	(48)	36
Other comprehensive income	18	102	(68)
Translation adjustments	(16)	68	(25)
Accumulated other comprehensive income	(28)	(30)	(200)

Schedule of assumptions were adopted

	Brazil		Foreign
December 31,	2025	2024	2025	2024
Discount rate to determine benefit obligation	10.27% - 11.70%	11.07% - 12.12%	4.85% - 4.90%	4.66% - 4.72%
Nominal average rate to determine expense / income	10.38% - 11.70%	11.07% - 12.12%	4.66% - 4.72%	4.61%
Nominal average rate of salary increase	2.90% - 5.57%	3.50% - 5.57%	3.00%	3.10%
Nominal average rate of benefit increase	3.41% - 4.00%	3.50% - 4.25%	3.00%	3.00%
Immediate health care cost trend rate	5.99%	6.61%	4.50%	4.50%
Ultimate health care cost trend rate	5.99%	6.61%	4.50%	4.39%
Nominal average rate of price inflation	2.90% - 4.00%	3.50% - 4.25%	2.06%	2.08%

For the sensitivity analysis, the Company applies the effect of 1.0% in nominal discount rate to the present value of the Company´s actuarial liability. The effects of this analysis on the Company´s actuarial liability and assumptions adopted are as follows:

	Brazil	Foreign
December 31,	2025	2025
Nominal discount rate - 1% increase
Actuarial liability adjusted for sensitivity test	2,765	2,474
Assumptions made	11.98%	5.87%

Nominal discount rate - 1% reduction
Actuarial liability adjusted for sensitivity test	3,064	3,108
Assumptions made	9.81%	3.87%

Schedule of assets by category

December 31,	2025				2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	–	65	–	65	–	36	–	36
Equity securities	–	–	–	–	158	–	–	158
Debt securities - Corporate	–	33	–	33	–	310	–	310
Debt securities - Government	2,680	395	471	3,546	2,541	495	–	3,036
Investments funds - Fixed Income	1,554	–	–	1,554	1,166	–	–	1,166
Investments funds - Equity	260	–	–	260	376	1	–	377
International investments	73	–	72	145	55	–	117	172
Structured investments - Private Equity funds	–	–	186	186	–	46	43	89
Structured investments - Real estate funds	–	154	78	232	–	–	–	–
Real estate	–	–	184	184	–	–	255	255
Loans to participants	–	–	181	181	–	–	143	143
Other	–	–	1,052	1,052	–	–	1,040	1,040
Total	4,567	647	2,224	7,438	4,296	888	1,598	6,782
Funds not related to risk plans (i)				(1,967)				(1,723)
Fair value of plan assets at end of year				5,471				5,059

(i) Financial investments not related to coverage of plans. Funds are related to the Company´s unconsolidated entities and former employees.

Schedule of measurement of overfunded plan assets at fair value with no observable market variables

	Private equity funds	International investments	Structured investments - Real estate funds	Real estate	Loans to participants	Debt securities - Government	Others	Total
Balance as of December 31, 2023	255	–	–	321	163	–	131	870
Transfer	(183)	183	–	–	–	–	–	–
Return on plan assets	(12)	(52)	–	1	23	–	(4)	(44)
Assets purchases	–	–	–	3	62	–	–	65
Assets sold during the year	(4)	–	–	(13)	(67)	–	–	(84)
Translation adjustment	(13)	(14)	–	(57)	(38)	–	(11)	(133)
Transfer between fair value levels	–	–	–	–	–	–	924	924
Balance as of December 31, 2024	43	117	–	255	143	–	1,040	1,598
Transfer	–	(46)	75	(75)	–	46	–	–
Return on plan assets	12	–	3	3	24	–	12	54
Assets purchases	150	1	–	38	239	425	–	853
Assets sold during the year	(25)	–	–	(59)	(242)	–	–	(326)
Translation adjustment	6	–	–	22	17	–	–	45
Balance as of December 31, 2025	186	72	78	184	181	471	1,052	2,224

Schedule of expected benefit payments

Consolidated
2026	351
2027	354
2028	356
2029	366
2030	367
2031 and thereafter	1,771